Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Basis of Presentation	Basis of Presentation The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).	Basis of Presentation The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and in some cases the difference could be material. Investment valuations, embedded derivatives, deferred tax asset valuation reserves, and claim and policy benefit reserves are most affected by the use of estimates and assumptions.

The accompanying unaudited condensed financial statements contain all adjustments (consisting of only normal recurring items, unless otherwise disclosed) necessary for a fair statement of the financial position as of June 30, 2019 and December 31, 2018, the results of operations, cash flows, changes in comprehensive income and equity for the six months ended June 30, 2019 and 2018, and the results of operations, changes in comprehensive income and equity for the three months ended June 30, 2019 and 2018. These financial statements have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). Certain information and disclosures normally included in the annual financial statement prepared in accordance with GAAP have been condensed or omitted pursuant to such rules and regulations However, the Company believes that the disclosures included herein are adequate to make the information presented not misleading. These unaudited condensed financial statements and notes should be read in conjunction with the audited financial statements and the notes thereto for the year ended December 31, 2018. These results are not necessarily indicative of the results to be expected for the full year.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and in some cases the difference could be material. Investment valuations, embedded derivatives, deferred tax asset valuation reserves, and claim and policy benefit reserves are most affected by the use of estimates and assumptions.

Segment Reporting

Segment Reporting

The Company is currently managed as two reportable business segments, (1) life and health and (2) annuities. The Company’s life and health segment includes individual and group life policies that the Company no longer actively markets. The annuities segment includes its single premium deferred index annuity contracts and flexible premium deferred variable and index linked annuity contracts. See Note 7, Reinsurance, for information on the Company’s reinsurance agreements, which impact the financial statement presentation of these segments.

Segment Reporting

The Company is currently managed as two reportable business segments, (1) life and health and (2) annuities. The Company’s life and health segment includes individual and group life policies that the Company no longer actively markets. The annuities segment includes its single premium deferred index annuity contracts and flexible premium variable and index linked deferred annuity contracts. See Note 7, Reinsurance, for information on the Company’s reinsurance agreements, which impact the financial statement presentation of these segments.

Investments

Investments

Debt securities: Investments in debt securities are classified as available-for-sale and are carried at fair value. A debt security is considered other-than-temporarily impaired when the fair value is less than the amortized cost basis and its value is not expected to recover through the Company’s anticipated holding period of the security. If a credit loss exists, but the Company does not intend to sell the impaired debt security and is not more likely than not to be required to sell before recovery, it is required to bifurcate the impairment into the loss that is attributable to credit and non-credit related components. The credit portion of the other-than-temporary impairment (“OTTI”) is the difference between the present value of the expected future cash flows and amortized cost. Only the estimated credit loss amount is recognized in net realized investment gains, with the remainder of the loss amount recognized in other comprehensive income (loss). If the Company intends to sell or it is more likely than not that the Company will be required to sell before anticipated recovery in value, the Company records a realized loss equal to the difference between the amortized cost and fair value. The fair value of the other-than-temporarily impaired security becomes its new cost basis. In determining whether an unrealized loss is expected to be other than temporary, the Company considers, among other factors, any plans to sell the security, the severity of impairment, financial position of the issuer, recent events affecting the issuer’s business and industry sector, credit ratings, and the intent and ability of the Company to hold the investment until the fair value has recovered at least its cost basis.

Unrealized gains and losses on investments in debt securities, net of deferred federal income taxes, are included in accumulated other comprehensive income (loss) as a separate component of stockholder’s equity.

Policy loans: The Company allocated $1,348 and $1,367 of policy loans to CMFG Life as of June 30, 2019 and December 31, 2018, respectively, as payment pursuant to a life reinsurance agreement with CMFG Life (See Note 7).

Net investment income: Interest income related to mortgage-backed and other structured securities is recognized on an accrual basis using a constant effective yield method, based on anticipated prepayments and the estimated economic life of the securities. When estimates of prepayments change, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and such adjustments are reflected in net investment income. Prepayment assumptions for loan-backed bonds and structured securities are based on industry averages or internal estimates. Interest income related to non-structured securities is recognized on an accrual basis using a constant effective yield method. Discounts and premiums on debt securities are amortized over the estimated lives of the respective securities on an effective yield basis.

Net realized gains and losses: Realized gains and losses on the sale of investments are determined on a specific identification basis and are recorded on the trade date.

Investments

Debt securities: Investments in debt securities are classified as available-for-sale and are carried at fair value. A debt security is considered other-than-temporarily impaired when the fair value is less than the amortized cost basis and its value is not expected to recover through the Company’s anticipated holding period of the security. If a credit loss exists, but the Company does not intend to sell the impaired debt security and is not more likely than not to be required to sell before recovery, it is required to bifurcate the impairment into the loss that is attributable to credit and non-credit related components. The credit portion of the other-than-temporary impairment (“OTTI”) is the difference between the present value of the expected future cash flows and amortized cost. Only the estimated credit loss amount is recognized in net realized investment gains, with the remainder of the loss amount recognized in other comprehensive loss. If the Company intends to sell or it is more likely than not that the Company will be required to sell before anticipated recovery in value, the Company records a realized loss equal to the difference between the amortized cost and fair value. The fair value of the other-than-temporarily impaired security becomes its new cost basis. In determining whether an unrealized loss is expected to be other than temporary, the Company considers, among other factors, any plans to sell the security, the severity of impairment, financial position of the issuer, recent events affecting the issuer’s business and industry sector, credit ratings, and the intent and ability of the Company to hold the investment until the fair value has recovered at least its cost basis.

Unrealized gains and losses on investments in debt securities, net of deferred federal income taxes, are included in accumulated other comprehensive income (loss) as a separate component of stockholder’s equity.

Policy loans: The Company allocated $1,367 and $1,540 of policy loans to CMFG Life as of December 31, 2018 and 2017, respectively, as payment pursuant to a life reinsurance agreement with CMFG Life (See Note 7). As a result of the 2015 amendment, all policy loans are allocated to CMFG Life.

Net investment income: Interest income related to mortgage-backed and other structured securities is recognized on an accrual basis using a constant effective yield method, based on anticipated prepayments and the estimated economic life of the securities. When estimates of prepayments change, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and such adjustments are reflected in net investment income. Prepayment assumptions for loan-backed bonds and structured securities are based on industry averages or internal estimates. Interest income related to non-structured securities is recognized on an accrual basis using a constant effective yield method. Discounts and premiums on debt securities are amortized over the estimated lives of the respective securities on an effective yield basis.

Net realized gains and losses: Realized gains and losses on the sale of investments are determined on a specific identification basis and are recorded on the trade date.

Assets On Deposit

Assets on Deposit

Assets on deposit represent the amount of policyholder account balances related to reinsurance of the single premium deferred index annuity and risk control accounts of the flexible premium deferred variable and index linked annuity contracts (investment-type contracts) that are ceded to CMFG Life. Assets on deposit are accounted for on a basis consistent with accounting for the underlying investment-type contracts; therefore, the Company accounts for the reinsurance of these contracts using the deposit method of accounting consistent with the terms of the reinsurance agreement with CMFG Life. The related contract charges and interest credited to policyholder account balances in the statements of operations and comprehensive income (loss) are reported net of the amounts ceded under the agreement. See Note 7 for a further discussion of the ceding agreements.

Assets on Deposit

Assets on deposit represent the amount of policyholder account balances related to reinsurance of the single premium deferred index annuity and risk control accounts of the flexible premium variable and index linked deferred annuity contracts (investment-type contracts) that are ceded to CMFG Life. Assets on deposit are accounted for on a basis consistent with accounting for the underlying investment type contracts; therefore, the Company accounts for the reinsurance of these contracts using the deposit method of accounting consistent with the terms of the reinsurance agreement with CMFG Life. The related contract charges and interest credited to policyholder account balances in the statements of operations and comprehensive income (loss) are reported net of the amounts ceded under the agreement. See Note 7 for a further discussion of the ceding agreement.

Derivative Financial Instruments

Derivative Financial Instruments

The Company issues single premium deferred index annuity and flexible premium deferred variable and index linked annuity contracts that contain embedded derivatives. Derivatives embedded within non-derivative host contracts are separated from the host instrument when the embedded derivative is not clearly and closely related to the host instrument. Such embedded derivatives are recorded at fair value, and they are reported as part of assets on deposit and policyholder account balances in the balance sheets, with the change in the value being recorded in net realized investment gains. See Note 3, Investments-Embedded Derivatives for additional information.

Changes in the fair value of the embedded derivative in assets on deposit offset changes in the fair value of the embedded derivative in policyholder account balances; both of these changes are included in net realized investment gains and are ceded as part of the ceding and reinsurance agreements. Accretion of the interest on assets on deposit offsets accretion of the interest on the host contract; both of these amounts are included in interest credited on policyholder account balances and are ceded as part of the ceding and reinsurance agreements.

Derivative Financial Instruments

The Company issues single premium deferred index annuity and flexible premium variable and index linked deferred annuity contracts that contain embedded derivatives. Derivatives embedded within non-derivative host contracts are separated from the host instrument when the embedded derivative is not clearly and closely related to the host instrument. Such embedded derivatives are recorded at fair value, and they are reported as part of assets on deposit and policyholder account balances in the balance sheets, with the change in the value being recorded in net realized investment (losses). See Note 3, Investments-Embedded Derivatives for additional information.

Changes in the fair value of the embedded derivative in assets on deposit offset changes in the fair value of the embedded derivative in policyholder account balances; both of these changes are included in net realized investment gains and are ceded as part of the ceding and reinsurance agreements. Accretion of the interest on assets on deposit offsets accretion of the interest on the host contract; both of these amounts are included in interest credited on policyholder account balances and are ceded as part of the ceding and reinsurance agreements.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents include unrestricted deposits in financial institutions with maturities of 90 days or less. The Company recognizes a liability in accounts payable and other liabilities for the amount of checks issued in excess of its current cash balance. The change in this overdraft amount is recognized as a financing activity in the Company’s statement of cash flows.

Cash and Cash Equivalents

Cash and cash equivalents include unrestricted deposits in financial institutions with maturities of 90 days or less. The Company recognizes a liability in accounts payable and other liabilities for the amount of checks issued in excess of its current cash balance. The change in this overdraft amount is recognized as a financing activity in the Company’s statement of cash flows.

Variable Interest Entities

Variable Interest Entities

A variable interest entity (“VIE”) is a legal entity that does not have sufficient equity at risk to finance its activities without additional subordinated financial support or is structured such that equity investors lack the ability to make significant decisions relating to the entity’s operations through voting rights or do not substantively participate in the gains and losses of the entity. Consolidation of a VIE by its primary beneficiary is not based on majority voting interest, but is based on a review of the VIE’s capital structure, contractual relationships and terms, nature of the VIE’s operations and purpose, nature of the VIE’s interests issued and the Company’s involvement with the entity. When assessing the need to consolidate a VIE, the Company evaluates the design of the VIE as well as the related exposure to the variable interest holders.

The primary beneficiary is the entity that has both the power to direct the activities of the VIE that most significantly affect the entity’s economic performance and the obligation to absorb losses or the right to receive benefits that could be potentially significant to the VIE. While also considering these factors, the consolidation conclusion depends on the breadth of the Company’s decision-making ability and the Company’s ability to influence activities that significantly affect the economic performance of the VIE.

Unconsolidated VIEs: The Company invests in residential mortgage-backed securities which are classified as VIEs for which the Company is not the primary beneficiary, and, therefore, these VIEs were not consolidated on the Company’s balance sheets. The Company invests in these securities with the primary purpose of earning capital appreciation. The maximum exposure to loss relating to these securities is equal to the carrying amount of the security. The values of these investments are disclosed in the Debt Securities section of Note 3.

Variable Interest Entities

A variable interest entity (“VIE”) is a legal entity that does not have sufficient equity at risk to finance its activities without additional subordinated financial support or is structured such that equity investors lack the ability to make significant decisions relating to the entity’s operations through voting rights or do not substantively participate in the gains and losses of the entity. Consolidation of a VIE by its primary beneficiary is not based on majority voting interest, but is based on a review of the VIE’s capital structure, contractual relationships and terms, nature of the VIE’s operations and purpose, nature of the VIE’s interests issued and the Company’s involvement with the entity. When assessing the need to consolidate a VIE, the Company evaluates the design of the VIE as well as the related exposure to the variable interest holders.

The primary beneficiary is the entity that has both the power to direct the activities of the VIE that most significantly affect the entity’s economic performance and the obligation to absorb losses or the right to receive benefits that could be potentially significant to the VIE. While also considering these factors, the consolidation conclusion depends on the breadth of the Company’s decision-making ability and the Company’s ability to influence activities that significantly affect the economic performance of the VIE.

Unconsolidated VIEs:  The Company invests in residential mortgage-backed securities which are classified as VIEs for which the Company is not the primary beneficiary, and, therefore, these VIEs were not consolidated on the Company’s balance sheets. The Company invests in these securities with the primary purpose of earning capital appreciation. The maximum exposure to loss relating to these securities is equal to the carrying amount of the security. The values of these investments are disclosed in the Debt Securities section of Note 3.

Recognition of Insurance Revenue and Related Benefits

Recognition of Insurance Revenue and Related Benefits

Term-life and whole-life insurance premiums are recognized as premium income when due. Policy benefits for these products are recognized in relation to the premiums so as to result in the recognition of profits over the expected lives of the policies and contracts.

Policies not subject to significant mortality or longevity risk, such as the Company’s single premium deferred index annuity and flexible premium deferred variable and index linked annuity contracts, are considered investment-type contracts. Amounts collected on these products, with the exception of the variable annuity component of the flexible premium deferred variable and index linked annuity, are recorded as increases in policyholder account balances. The variable annuity component of the flexible premium deferred variable and index linked annuity meets criteria for separate account reporting and therefore is recorded in separate account assets and liabilities. Revenues from investment-type contracts principally consist of net investment income and contract charges such as expense and surrender charges. Expenses for investment-type contracts consist of interest credited to contracts, benefits incurred in excess of related policyholder account balances and policy maintenance costs. Because the Company has entered into an agreement with CMFG Life to cede 100% of this business, these revenues and expenses are ceded and do not impact the statement of operations and comprehensive income (loss). See Note 7, Reinsurance for additional information on this agreement.

Recognition of Insurance Revenue and Related Benefits

Term-life and whole-life insurance premiums are recognized as premium income when due. Policy benefits for these products are recognized in relation to the premiums so as to result in the recognition of profits over the expected lives of the policies and contracts.

Policies not subject to significant mortality or longevity risk, such as the Company’s single premium deferred index annuity and flexible premium variable and index linked deferred annuity contracts, are considered investment-type contracts. Amounts collected on these products, with the exception of the variable annuity component of the flexible premium variable and index linked deferred annuity, are recorded as increases in policyholder account balances. The variable annuity component of the flexible premium variable and index linked deferred annuity meets criteria for separate account reporting and therefore is recorded in separate account assets and liabilities. Revenues from investment-type contracts principally consist of net investment income and contract charges such as expense and surrender charges. Expenses for investment-type contracts consist of interest credited to contracts, benefits incurred in excess of related policyholder account balances and policy maintenance costs. Because the Company has entered into an agreement with CMFG Life to cede 100% of this business, these revenues and expenses are ceded and do not impact the statement of operations and comprehensive income (loss). See Note 7, Reinsurance for additional information on this agreement.

Other Income / Operating and Other Expenses

Other Income / Operating and Other Expenses

Other income in 2018 represents advisory fees based on a percentage of assets under management. Other income in 2017 and 2016 includes legal settlements received on structured security investments that had previously been sold. Operating and other expenses in 2017 and 2016 include legal expenses related to settlements received. There were no legal settlements in 2018.

Deferred Policy Acquisition Costs

Deferred Policy Acquisition Costs

The costs of acquiring insurance business that are directly related to the successful acquisition of new and renewal business are deferred to the extent that such costs are expected to be recoverable from future profits. Such costs principally include commissions and sales costs, premium taxes, and certain policy issuance and underwriting costs. Costs deferred on term-life and whole-life insurance products, deferred policy acquisition costs (“DAC”), are amortized in proportion to the ratio of the annual premium to the total anticipated premiums generated. Due to the age of the life insurance policies, all DAC has been fully amortized as of June 30, 2019 and December 31, 2018 and there was no amortization expense in the three or six months ended June 30, 2019 or 2018.

Acquisition costs on the Company’s single premium deferred index annuity and flexible premium deferred variable and index linked annuity contracts are reimbursed through a ceding commission by CMFG Life, which assumes all deferrable costs as part of its agreement to assume 100% of this business from the Company. See Note 7, Reinsurance for additional information on these agreements.

Deferred Policy Acquisition Costs

The costs of acquiring insurance business that are directly related to the successful acquisition of new and renewal business are deferred to the extent that such costs are expected to be recoverable from future profits. Such costs principally include commissions and sales costs, premium taxes, and certain policy issuance and underwriting costs. Costs deferred on term-life and whole-life insurance products, deferred policy acquisition costs (“DAC”), are amortized in proportion to the ratio of the annual premium to the total anticipated premiums generated. Due to the age of the life insurance policies, all DAC has been fully amortized as of December 31, 2018 and 2017 and there was no amortization expense in 2018, 2017 or 2016.

Acquisition costs on the Company’s single premium deferred index annuity and flexible premium variable and index linked deferred annuity contracts are reimbursed through a ceding commission by CMFG Life, which assumes all deferrable costs as part of its agreement to assume 100% of this business from the Company. See Note 7, Reinsurance for additional information on this agreement.

Claim and Policy Benefits Reserves - Life and Health

Claim and Policy Benefits Reserves – Life and Health

Life and health claim and policy benefit reserves consist principally of future policy benefit reserves and reserves for estimates of future payments on incurred claims reported but not yet paid and unreported incurred claims. Estimates for future payments on incurred claims are developed using actuarial principles and assumptions based on past experience adjusted for current trends. Any change in the probable ultimate liabilities is reflected in net income in the period in which the change is determined.

When actual experience indicates that existing contract liabilities, together with the present value of future gross premiums will not be sufficient to recover the present value of future benefits or recover unamortized deferred acquisition costs, a premium deficiency will be recognized by either a reduction in unamortized acquisition costs or an increase in the liability for future benefits. There was no premium deficiency recognized for the three or six months ended June 30, 2019 or 2018.

Additionally, the liability for future policy benefits may not be deficient in the aggregate to trigger a premium deficiency, but the pattern of earnings may be such that profits are expected to be recognized in early years followed by losses in later years. In those situations, the liability for future benefits will be increased to offset losses that would be recognized in later years. The Company recorded a liability of $138 as of June 30, 2019 and December 31, 2018, respectively, for the profits that are expected to be followed by losses in the future.

Claim and Policy Benefits Reserves – Life and Health

Life and health claim and policy benefit reserves consist principally of future policy benefit reserves and reserves for estimates of future payments on incurred claims reported but not yet paid and unreported incurred claims. Estimates for future payments on incurred claims are developed using actuarial principles and assumptions based on past experience adjusted for current trends. Any change in the probable ultimate liabilities is reflected in net income in the period in which the change is determined.

When actual experience indicates that existing contract liabilities, together with the present value of future gross premiums will not be sufficient to recover the present value of future benefits or recover unamortized deferred acquisition costs, a premium deficiency will be recognized by either a reduction in unamortized acquisition costs or an increase in the liability for future benefits. There was no premium deficiency in 2018, 2017 or 2016.

Additionally, the liability for future policy benefits may not be deficient in the aggregate to trigger a premium deficiency, but the pattern of earnings may be such that profits are expected to be recognized in early years followed by losses in later years. In those situations, the liability for future benefits will be increased to offset losses that would be recognized in later years. The Company recorded a liability of $138 as of December 31, 2018 for the profits that are expected to be followed by losses in the future. There was no liability recorded for the year ended December 31, 2017.

Policyholder Account Balances

Policyholder Account Balances

The single premium deferred index annuities and risk control accounts of the flexible premium variable and index linked deferred annuities are included in policyholder account balances. These products have two risk control accounts, referred to as the Secure and Growth Accounts; the Secure Account has a yearly credited interest rate floor of 0% and the yearly Growth Account floor is -10%. The Secure and Growth Accounts both have credited interest rate caps that vary based on the issuance date of the contract. Interest is credited at the end of each contract year during the selected index term based on the allocation between risk control accounts and the performance of an external index (reference index) during that contract year. For the single premium deferred index annuity, the Company offers one reference index, which is the S&P 500 Index. For the flexible premium deferred variable and index linked annuity, the Company offers two reference indices, which are the S&P 500 Index and the MSCI EAFE Index. Policyholders are able to allocate funds in both the Secure and Growth Accounts for the available indices. At the end of the initial index term, only the Secure Account is available as an option to the policyholder. The average annualized credited rate for the single premium deferred index annuity was 1.35% and 1.38% for the three and six months ended June 30, 2019, respectively, and 1.41% and 1.40% for the three and six months ended June 30, 2018, respectively. The average annualized credited rate for the risk control accounts of the flexible premium deferred variable and index linked annuity was 1.39% and 1.46% for the three and six months ended June 30, 2019, respectively, and 1.91% and 1.82% for the three and six months ended June 30, 2018, respectively.

The Company recognizes a liability at the stated account value for policyholder deposits that are not subject to significant policyholder mortality or longevity risk and for universal life-type policies. The account value equals the sum of the original deposit and accumulated interest, less any withdrawals and expense charges. The average credited rate was 4.5% for the three and six months ended June 30, 2019 and 4.5% for the three and six months ended June 30, 2018. The future minimum guaranteed interest rate during the life of the contracts is 4.5%.

Policyholder Account Balances

The single premium deferred index annuities and risk control accounts of the flexible premium variable and index linked deferred annuities are included in policyholder account balances. These products have two risk control accounts, referred to as the Secure and Growth Accounts; the Secure Account has a yearly credited interest rate floor of 0% and the yearly Growth Account floor is -10%. The Secure and Growth Accounts both have credited interest rate caps that vary based on the issuance date of the contract. Interest is credited at the end of each contract year during the selected index term based on the allocation between risk control accounts and the performance of an external index (reference index) during that contract year. For the single premium deferred index annuity, the Company offers one reference index, which is the S&P 500 Index. For the flexible premium variable and index linked deferred annuity, the Company offers two reference indices, which are the S&P 500 Index and the MSCI EAFE Index. Policyholders are able to allocate funds in both the Secure and Growth Accounts for the available indices. At the end of the initial index term, only the Secure Account is available as an option to the policyholder. The average annualized credited rate for the single premium deferred index annuity was 1.50%, 1.44% and 1.63% in 2018, 2017 and 2016, respectively. The average annualized credited rate for the risk control accounts of the flexible premium variable and index linked deferred annuity was 1.20%, 1.59% and 1.12% in 2018, 2017 and 2016, respectively.

The Company recognizes a liability at the stated account value for policyholder deposits that are not subject to significant policyholder mortality or longevity risk and for universal life-type policies. The account value equals the sum of the original deposit and accumulated interest, less any withdrawals and expense charges. The average credited rate was 4.5% in 2018, 2017 and 2016. The future minimum guaranteed interest rate during the life of the contracts is 4.5%.

Accounts Payable and Other Liabilities

Accounts Payable and Other Liabilities

The Company issues the single premium deferred index annuity contracts on the 10th and 25th of each month. The Company recognizes a liability on contracts for which it has received cash, but has not issued a contract.

Accounts Payable and Other Liabilities

The Company issues the single premium deferred index annuity contracts on the 10th and 25th of each month. The Company recognizes a liability on contracts for which it has received cash, but has not issued a contract.

Reinsurance

Reinsurance

Reinsurance premiums, claims and benefits, commission expense reimbursements, and reserves related to reinsured business ceded are accounted for on a basis consistent with the accounting for the underlying direct policies that have been ceded and the terms of the reinsurance contracts. Premiums and insurance claims and benefits in the statements of operations and comprehensive income (loss) are reported net of the amounts ceded to other companies under such reinsurance contracts. Ceded insurance reserves and ceded benefits paid are included in reinsurance recoverables along with certain ceded policyholder account balances, which include mortality risk. A prepaid reinsurance asset is also recorded for the portion of unearned premiums related to ceded policies.

Reinsurance

Reinsurance premiums, claims and benefits, commission expense reimbursements, and reserves related to reinsured business ceded are accounted for on a basis consistent with the accounting for the underlying direct policies that have been ceded and the terms of the reinsurance contracts. Premiums and insurance claims and benefits in the statements of operations and comprehensive income (loss) are reported net of the amounts ceded to other companies under such reinsurance contracts. Ceded insurance reserves and ceded benefits paid are included in reinsurance recoverables along with certain ceded policyholder account balances, which include mortality risk. A prepaid reinsurance asset is also recorded for the portion of unearned premiums related to ceded policies.

Separate Accounts

Separate Accounts

Separate accounts represent customer accounts related to the variable annuity component of the flexible premium deferred variable and index linked annuity contracts issued by the Company, where investment income and investment gains and losses accrue directly to the contract holders who bear the investment risk.

Contract holders are able to invest in investment funds managed for their benefit. All of the separate account assets are invested in unit investment trusts that are registered with the SEC as of June 30, 2019.

Separate account assets are legally segregated and may only be used to settle separate account liabilities. Separate account assets are carried at fair value, which is based on daily quoted net asset values at which the Company could transact on behalf of the contract holder. Separate account liabilities are equal to the separate account assets and represent contract holders’ claims to the related assets. Contract holder deposits to and withdrawals from the separate accounts are recorded directly to the separate account assets and liabilities and are not included in the Company’s statements of operations and comprehensive income (loss).

Charges made by the Company to the contract holders’ balances include fees for maintenance, administration, cost of insurance, and surrenders of contracts prior to the contractually specified dates. Because the Company has entered into an agreement with CMFG Life to cede 100% of this business, these revenues are ceded and do not impact the statement of operations and comprehensive income (loss). See Note 7, Reinsurance for additional information on this agreement.

Separate Accounts

Separate accounts represent customer accounts related to the variable annuity component of the flexible premium variable and index linked deferred annuity contracts issued by the Company, where investment income and investment gains and losses accrue directly to the contract holders who bear the investment risk.

Contract holders are able to invest in investment funds managed for their benefit. All of the separate account assets are invested in unit investment trusts that are registered with the Securities and Exchange Commission (“SEC”) as of December 31, 2018.

Separate account assets are legally segregated and may only be used to settle separate account liabilities. Separate account assets are carried at fair value, which is based on daily quoted net asset values at which the Company could transact on behalf of the contract holder. Separate account liabilities are equal to the separate account assets and represent contract holders’ claims to the related assets. Contract holder deposits to and withdrawals from the separate accounts are recorded directly to the separate account assets and liabilities and are not included in the Company’s statements of operations and comprehensive income (loss).

Charges made by the Company to the contract holders’ balances include fees for maintenance, administration, cost of insurance, and surrenders of contracts prior to the contractually specified dates. Because the Company has entered into an agreement with CMFG Life to cede 100% of this business, these revenues are ceded and do not impact the statement of operations and comprehensive income (loss). See Note 7, Reinsurance for additional information on this agreement.

Income Taxes

Income Taxes

The Company recognizes taxes payable or refundable and deferred taxes for the tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured by applying the enacted tax rates to the difference between the financial statement and tax basis of assets and liabilities. The Company records current tax benefits and deferred tax assets utilizing a benefits-for-loss approach. Under this approach, current benefits are realized and deferred tax assets are considered realizable by the Company when realized or realizable by the consolidated group of which the Company is a member even if the benefits would not be realized on a stand-alone basis. The Company records a valuation allowance for deferred tax assets if it determines it is more likely than not that the asset will not be realized by the consolidated group. Deferred income tax assets can be realized through future earnings, including, but not limited to, the generation of future income, reversal of existing temporary differences and available tax planning strategies.

The Company is subject to tax-related audits. These audits may result in additional tax assets or liabilities. In establishing tax liabilities, the Company determines whether a tax position is more likely than not to be sustained under examination by the appropriate taxing authority. Tax positions that do not meet the more likely than not standard are not recognized. Tax positions that meet this standard are recognized in the financial statements within net deferred tax assets or liabilities or federal income taxes recoverable or payable.

Income Taxes

The Company recognizes taxes payable or refundable and deferred taxes for the tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured by applying the enacted tax rates to the difference between the financial statement and tax basis of assets and liabilities. The Company records current tax benefits and deferred tax assets utilizing a benefits-forloss approach. Under this approach, current benefits are realized and deferred tax assets are considered realizable by the Company when realized or realizable by the consolidated group of which the Company is a member even if the benefits would not be realized on a stand-alone basis. The Company records a valuation allowance for deferred tax assets if it determines it is more likely than not that the asset will not be realized by the consolidated group. Deferred income tax assets can be realized through future earnings, including, but not limited to, the generation of future income, reversal of existing temporary differences and available tax planning strategies.

The Company is subject to tax-related audits. These audits may result in additional tax assets or liabilities. In establishing tax liabilities, the Company determines whether a tax position is more likely than not to be sustained under examination by the appropriate taxing authority. Tax positions that do not meet the more likely than not standard are not recognized. Tax positions that meet this standard are recognized in the financial statements within net deferred tax assets or liabilities or federal income taxes recoverable or payable.

As a result of the comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”), which was enacted by the U.S. federal government on December 22, 2017, the Company remeasured its deferred tax assets and liabilities as of December 22, 2017 and included the results of remeasurement in its December 31, 2017 financial results. The impact of the remeasurement and further discussion on the Tax Act are disclosed in the Tax Reform section of Note 5, Income Tax.

Recently Adopted Accounting Standard Updates

Recently Adopted Accounting Standard Updates

In February 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2018-02, Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income (“ASU 2018-02”), effective in 2018. The Company elected to adopt ASU 2018-02 in 2018. The new guidance permits reclassification from accumulated other comprehensive income (“AOCI”) to retained earnings for “stranded tax effects” as defined in ASU 2018-02. Stranded tax effects occur when a change in enacted tax rates is recorded in income from continuing operations, even in situations in which the related income tax effects were originally recognized in AOCI, rather than in income from continuing operations. Companies may elect to make the reclassification only as it relates to the U.S. federal income tax rate cut made by the Tax Act. The Company’s election reduced retained earnings and increased AOCI by $3 but did not change total stockholder’s equity or net income.

In August 2018, the FASB issued ASU No. 2018-13, Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”), effective in 2020, with early adoption permitted. The Company elected to adopt ASU 2018-13 in 2018. Items removed from Note 4, Fair Value, include the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for timing of transfers between levels, and the valuation process for Level 3 fair value measurements. New disclosures added include the changes in unrealized gains and losses included in other comprehensive income for recurring Level 3 fair value measurements held at the end of the reporting period and the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements.

Accounting Standards Updates Pending Adoption

Accounting Standards Updates Pending Adoption

In June 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2016-13, Measurement of Credit Losses of Financial Instruments (“ASU 2016-13”) with an effective date in 2020 for public business entities and 2023 for others. The guidance for credit losses was further amended by ASU No. 2019-04 and 2019-05. The new standard replaces the existing incurred loss recognition model with an expected credit loss recognition model. The objective of the expected credit loss model is for the Company to recognize its estimate of expected credit losses for affected financial assets in a valuation allowance deducted from the amortized cost basis of the related financial assets that results in presenting the net carrying value of the financial assets at the amount expected to be collected. The Company must consider all available relevant information when estimating expected credit losses, including details about past events, current conditions, and reasonable and supportable forecasts over the contractual life of an asset. Financial assets may be evaluated individually or on a pooled basis when they share similar risk characteristics. The measurement of credit losses for available-for-sale debt securities measured at fair value is not affected, except that credit losses recognized are limited to the amount by which fair value is below amortized cost and the carrying value adjustment is recognized through an allowance and not as a direct write-down. Upon adoption, the Company does not expect the impact of ASU 2016-13 to be material.

In August 2018, the FASB adopted ASU No. 2018-12,Targeted Improvements to the Accounting for Long-Duration Contracts (“ASU 2018-12”) with an effective date of 2021 for SEC filers and 2022 for non-SEC filers and non-public business entities. The new standard makes significant changes to accounting requirements for long-duration insurance contracts, including long-term care, traditional and limited payment life insurance, and annuities. The significant provisions are shown below.

•	Under current guidance, the liability for future policy benefits for long-duration products is established based on assumptions set at issue which are not changed unless there is a premium deficiency. Under
ASU 2018-12, these assumptions, which include mortality, morbidity, persistency, expenses, and the discount rate, must be reviewed for changes at least annually. When assumptions other than the discount rate are changed, the liability is recomputed and a cumulative catch-up adjustment is recorded in the current year income statement. The discount rate, which is based on the yield of an upper-medium-grade fixed income instrument, must be updated each reporting period; changes in the liability resulting from the discount rate are recorded in other comprehensive income.
•	The liability for future policy benefits can no longer include a provision for adverse deviation.
•	Because liability assumptions are updated periodically, the test for premium deficiency is no longer required for nonparticipating traditional and limited payment contracts.
•	ASU 2018-12 introduces the concept of market risk benefits for product features such as guaranteed minimum death or income benefits, which must be accounted for at fair value.
•	Deferred acquisition costs will generally be amortized to expense on a constant level basis, either individually or on a grouped contract basis consistent with the related reserves, over the expected term of the contracts. Amortization based on estimated gross profits or gross margins will be eliminated. The deferred policy acquisition costs asset does not need to be tested for impairment, no interest is accreted, and shadow adjustments are no longer required.
•	Insurers must provide disclosures that allow financial statement users to understand the amount, timing, and uncertainty of future cash flows arising from the insurance liabilities.

 The Company is currently evaluating the potential impact of ASU 2018-12.

In July 2019, the FASB proposed to change the effective date of this guidance to 2022 for SEC filers and 2024 non-SEC filers and non-public business entities.

Accounting Standards Updates Pending Adoption

In June 2016, the FASB issued ASU No. 2016-13, Measurement of Credit Losses of Financial Instruments (“ASU 2016-13”) with an effective date in 2020 for public business entities and 2021 for others. The new standard replaces the existing incurred loss recognition model with an expected credit loss recognition model. The objective of the expected credit loss model is for the Company to recognize its estimate of expected credit losses for affected financial assets in a valuation allowance deducted from the amortized cost basis of the related financial assets that results in presenting the net carrying value of the financial assets at the amount expected to be collected. The Company must consider all available relevant information when estimating expected credit losses, including details about past events, current conditions, and reasonable and supportable forecasts over the contractual life of an asset. Financial assets may be evaluated individually or on a pooled basis when they share similar risk characteristics. The measurement of credit losses for available-for-sale debt securities measured at fair value is not affected, except that credit losses recognized are limited to the amount by which fair value is below amortized cost and the carrying value adjustment is recognized through an allowance and not as a direct write-down. Upon adoption, the Company does not expect the impact of ASU 2016-13 to be material.

In August 2018, the FASB adopted ASU No. 2018-12, Targeted Improvements to the Accounting for Long- Duration Contracts (“ASU 2018-12”) with an effective date in 2021 for public business entities and 2022 for other entities. The new standard makes significant changes to accounting requirements for long-duration insurance contracts, including long-term care, traditional and limited payment life insurance, and annuities. The significant provisions are shown below.

•	Under current guidance, the liability for future policy benefits for long-duration products is established based on assumptions set at issue which are not changed unless there is a premium deficiency. Under ASU 2018-12, these assumptions, which include mortality, morbidity, persistency, expenses, and the discount rate, must be reviewed for changes at least annually. When assumptions other than the discount rate are changed, the liability is recomputed and a cumulative catch-up adjustment is recorded in the current year income statement. The discount rate, which is based on the yield of an upper-medium-grade fixed income instrument, must be updated each reporting period; changes in the liability resulting from the discount rate are recorded in other comprehensive income.
•	The liability for future policy benefits can no longer include a provision for adverse deviation.
•	Because liability assumptions are updated periodically, the test for premium deficiency is no longer required for nonparticipating traditional and limited payment contracts.
•	ASU 2018-12 introduces the concept of market risk benefits for product features such as guaranteed minimum death or income benefits, which must be accounted for at fair value.
•	Deferred acquisition costs will generally be amortized to expense on a constant level basis, either individually or on a grouped contract basis consistent with the related reserves, over the expected term of the contracts. Amortization based on estimated gross profits or gross margins will be eliminated. The deferred policy acquisition costs asset does not need to be tested for impairment, no interest is accreted, and shadow adjustments are no longer required.
•	Insurers must provide disclosures that allow financial statement users to understand the amount, timing, and uncertainty of future cash flows arising from the insurance liabilities.

The Company is currently evaluating the potential impact of ASU 2018-12.